Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Foreign Exchange Rates

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the year ended December 31, 2024	As of and for the year ended December 31, 2023
Year/Period-end MYR:US$1 exchange rate	4.4755	4.5915
Year/Period-average MYR:US$1 exchange rate	4.5711	4.5653
Year/Period-end MYR:HKD$1 exchange rate	0.5764	0.5876
Year/Period-average MYR:HKD$1 exchange rate	0.5858	0.5832
Year/Period-end MYR:SGD$1 exchange rate	3.2878	3.4822
Year/Period-average MYR:SGD$1 exchange rate	3.4208	3.3981
Year/Period-end MYR:CNY$1 exchange rate	0.6131	0.6469
Year/Period-average MYR:CNY$1 exchange rate	0.6351	0.6441